Condensed Consolidated Statements of Operations And Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total Revenues							$ 55		$ 105	$ 366,438
Cost of Sales
Cost of Sales							464		464	34,835
Total Cost of Sales							464		464	34,835
Gross Profit (Loss)							(409)		(359)	331,603
Operating Expenses:
Advertising and Marketing	182,216		160,270		475,972		160,478		172,989	311,364
Legal and Professional	374,943		224,510		843,712		486,262		490,528	321,506
Selling, General and Administrative	713,416		113,566		1,595,027		457,362		626,901	1,099,576
Software Expense	14,880				240,215
Software Development	457		6,118		1,621		18,955		21,034	24,074
Stock-Based Compensation	344,569		44,974		700,140		137,006		179,766	556,222
Rent Expense									92	1,114
Total Operating Expenses	1,630,481		549,438		3,856,687		1,260,063		1,491,310	2,313,856
Other (Income) Expense:
Interest Expense and Amortization of Debt Discount			704,239		438,709		1,985,213		2,179,122	2,769,208
Other Income	(91,131)		(244,235)		(162,441)		(245,269)		(384,047)	(79,113)
Other Expenses					46,405
Other Expense – Stock-Based Compensation Liability					133,331
Foreign Currency (Gain) Loss	14		616		(437)		766		1,775
Net Unrealized Gain on Equity Securities	(4,080,000)				(4,080,000)
Total Other (Income) Expense, Net	(4,171,117)		460,620		(3,624,433)		1,740,710		1,796,850	2,690,095
Income (Loss) from Continuing Operations Before Income Taxes	2,540,636		(1,010,058)		(232,254)		(3,001,182)		(3,288,519)	(4,672,348)
Provision for Income Taxes
Net Income (Loss)	2,540,636		(1,010,058)		(232,254)		(3,001,182)		(3,288,519)	(4,672,348)
Other Comprehensive Loss, Net of Tax
Foreign Currency Translation Adjustment
Total Other Comprehensive Loss
Total Comprehensive Income (Loss)	$ 2,540,636		$ (1,010,058)		$ (232,254)		$ (3,001,182)		$ (3,288,519)	$ (4,672,348)
Net Income (Loss) per Common Share – Basic (in Dollars per share)	$ 0.23		$ (0.18)		$ (0.02)		$ (0.53)		$ (0.58)	$ (0.84)
Net Loss per Common Share – Diluted (in Dollars per share)	$ 0.1		$ (0.18)		$ (0.02)		$ (0.53)		$ (0.58)	$ (0.84)
Weighted Average Shares Outstanding – Basic (in Shares)	10,829,664		5,688,797		9,786,460		5,664,529		5,697,212	5,594,621
Weighted Average Shares Outstanding – Diluted (in Shares)	26,087,846	[1]	5,688,797	[1]	9,786,460	[1]	5,664,529	[1]	5,697,212	5,594,621
Net Income (Loss) per Common Share – Diluted (in Dollars per share)	$ 0.1		$ (0.18)		$ (0.02)		$ (0.53)		$ (0.58)	$ (0.84)
Tournament Revenues
Revenues:
Total Revenues										$ 366,333
Live-streaming Services
Revenues:
Total Revenues							$ 55		$ 105	$ 105

[1]	Only noted for the periods in which the result is not anti-dilutive.